CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,049,999	$ 152,236	¥ 855,362
Accounts receivable, net of allowance of RMB381 and RMB5,407 (US$784) as of December 31, 2021 and 2022, respectively	79,614	11,543	56,132
Inventories, net	19,127	2,773	28,054
Amounts due from related parties	2,286	331	2,845
Prepayments and other current assets	102,765	14,900	72,851
Total current assets	1,253,791	181,783	1,015,244
Noncurrent assets
Property and equipment, net	9,205	1,335	12,286
Intangible assets, net	24,872	3,606	27,287
Operating lease right-of-use assets (including amounts related to leases from a related party of RMB32,944 and RMB8,621 (US$1,250) as of December 31, 2021 and 2022, respectively)	12,782	1,853	38,237
Long-term investment	26,333	3,818
Amounts due from related parties			4,223
Other noncurrent assets	6,416	931	3,604
Total noncurrent assets	79,608	11,543	85,637
Total assets	1,333,399	193,326	1,100,881
Current liabilities
Accounts payable (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB25,950 and RMB23,781 (US$3,448) as of December 31, 2021 and 2022, respectively)	24,206	3,510	30,536
Deferred revenue and customer advances (including amounts of the consolidated VIE and VIE' subsidiaries without recourse to the primary beneficiary of RMB302,980 and RMB379,063 (US$54,959) as of December 31, 2021 and 2022, respectively)	379,063	54,959	302,980
Amounts due to related parties (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB3,879 and RMB4,820 (US$699) as of December 31, 2021 and 2022, respectively)	6,944	1,007	8,853
Accrued expenses and other current liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB88,053 and RMB105,897 (US$15,354) as of December 31, 2021 and 2022, respectively)	144,717	20,982	115,895
Current operating lease liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB11,735 and RMB4,626 (US$671) as of December 31, 2021 and 2022, respectively; including amounts related to leases from a related party of RMB23,270 and RMB4,616 (US$669) as of December 31, 2021 and 2022, respectively)	6,123	888	24,669
Total current liabilities	561,053	81,346	482,933
Non-current liabilities
Non-current operating lease liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB6,501 and RMB2,894 (US$420) as of December 31, 2021 and 2022, respectively; including amounts related to leases from a related party of RMB5,501 and nil as of December 31, 2021 and 2022, respectively)	2,894	420	9,577
Total non-current liabilities	2,894	420	9,577
Total liabilities	563,947	81,766	492,510
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares	185	27	185
Additional paidin capital	1,079,099	156,455	1,066,052
Treasury stock	(7,123)	(1,033)	(164)
Statutory reserves	7,967	1,155	606
Accumulated other comprehensive income (loss)	10,497	1,522	(34,677)
Accumulated deficit	(321,173)	(46,566)	(423,631)
Total shareholders' equity	769,452	111,560	608,371
Total liabilities and shareholders' equity	¥ 1,333,399	$ 193,326	¥ 1,100,881